GoodWill (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill (Line item)
Goodwill	¥ 1,533,485	$ 237,507	¥ 1,533,485	$ 235,017	¥ 1,533,485	¥ 1,419,018
Operating segments	3
Marketing [Member]
Goodwill (Line item)
Goodwill			1,131,154
Carrying amount of goodwill	¥ 1,131,154
Branding [Member]
Goodwill (Line item)
Carrying amount of goodwill	133,523		133,523
Others [Member]
Goodwill (Line item)
Carrying amount of goodwill	¥ 268,808		¥ 268,808